Long-term investments, net- Group long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Long-term investments, net
Total measurement alternative investments	¥ 13,000		¥ 13,000
Less: impairment	(5,000)		(5,000)
Long-term investments, net	8,000	$ 1,127	8,000
Investee A
Long-term investments, net
Total measurement alternative investments	1,000		1,000
Investee B
Long-term investments, net
Total measurement alternative investments	4,000		4,000
Investee C
Long-term investments, net
Total measurement alternative investments	¥ 8,000		¥ 8,000